Cash and Bank Balances - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Restricted cash used as collateral by the banks for the issuance of bills to suppliers	¥ 45,288		¥ 36,000		$ 7,155
Restricted money relates to retention money deposited in a joint signatory account with the buyer of subsidiaries	9,521				1,504
Undrawn borrowing facilities	474,384		318,565		$ 74,949
Loan commitment fee incurred	¥ 179	$ 28	¥ 392	¥ 368
Bottom of range [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Interest rate on bank deposits	0.87%		0.86%		0.87%
Top of range [Member]
Disclosure Of Detailed Cash and Cash Equivalents Short Term Bank Deposits Current Restricted Cash and Long Term Bank Deposits [Line Items]
Interest rate on bank deposits	3.28%		2.10%		3.28%